Stock compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock compensation
Summary of stock options granted

		Weighted-
		Average
		Per share
		Exercise
	Stock options	price
Outstanding, December 31, 2021	—	$—
Granted	2,524	1,049.60
Forfeited	(193)	1,049.60
Outstanding, December 31, 2022	2,331	$1,049.60
Options exercisable at December 31, 2022	—	$—

Schedule of assumptions used to determine the estimated fair value of the awards granted

Inputs	December 31, 2022
Risk-free interest rate	1.78%
Expected volatility	35%
Expected dividend yield	—%
Expected life (in years)	6.40
Fair value of warrants granted	$0.7

Stock Options
Stock compensation
Summary of stock options granted

		Weighted-
		Average
		Per share
		Exercise
	Stock options	price
Outstanding, December 31, 2022	870,567	$2.81
Granted	—	2.81
Forfeited	(85,555)	2.81
Outstanding, March 31, 2023	785,012	$2.81
Options exercisable at March 31, 2023	197,912	$2.81

Schedule of assumptions used to determine the estimated fair value of the awards granted

Inputs	December 31, 2022
Risk free interest rate	1.82%
Expected volatility	35%
Expected dividend yield	—%
Expected life (in years)	6.25
Fair value of options	$394.7

Stock warrants
Stock compensation
Schedule of assumptions used to determine the estimated fair value of the awards granted

Inputs	December 31, 2022
Risk free interest rate	1.78%
Expected volatility	35%
Expected dividend yield	—%
Expected life (in years)	6.40
Fair value of warrants granted	$275.4